Basis of presentation (Tables)	12 Months Ended
Mar. 31, 2018
Basis Of Preparation [Abstract]
Summary of adjustments

Summary of adjustments

Group statement of comprehensive income

	At 31 March 2018 as published	Pension adjustment	At 31 March 2018 restated
		£m	£m
Profit for the period	2,032	–	2,032
Other comprehensive income (loss)
Items that will not be reclassified to the income statement:
Remeasurements of the net pension obligation	2,160	(476)	1,684
Tax on pension remeasurements	(346)	83	(263)
Items that have been or may be reclassified subsequently to the income statement:
Exchange differences on translation of foreign operations	(188)	–	(188)
Fair value movements on available- for-sale assets	11	–	11
Fair value movements on cash flow hedges:		–
- net fair value (losses) gains	(368)	–	(368)
- recognised in income and expense	277	–	277
Tax on components of other comprehensive income that have been or may be reclassified	1	–	1
Other comprehensive profit (loss) for the period, net of tax	1,547	(393)	1,154
Total comprehensive income (loss) for the period	3,579	(393)	3,186

Group balance sheet

	At 31 March 2018 as published	Pension adjustment	At 31 March 2018 restated
	£m	£m	£m
Non-current assets
Deferred tax assets	1,243	83	1,326
Other non-current assets	33,167	–	33,167
	34,410	83	34,493
Current assets
Current assets	8,349	–	8,349
	8,349	–	8,349
Current liabilities
Current liabilities	10,185	–	10,185
	10,185	–	10,185
Total assets less current liabilities	32,574	83	32,657
Non-current liabilities
Retirement benefit obligations	6,371	476	6,847
Other non-current liabilities	15,899	–	15,899
	22,270	476	22,746
Equity
Retained profit	1,759	(393)	1,366
Other components of equity	8,545	–	8,545
Total equity	10,304	(393)	9,911
	32,574	83	32,657

Group statement of changes in equity

	Total Equity (published)	Retained Earnings pension adjustment	Total Equity (restated)
	£m	£m	£m
At 1 April 2017	8,335	–	8,335
Profit for the year	2,032	–	2,032
Other comprehensive income (loss) before tax	1,615	(476)	1,139
Tax on other comprehensive (loss) income	(345)	83	(262)
Transferred to the income statement	277	–	277
Comprehensive income (loss)	3,579	(393)	3,186
Dividends to shareholders	(1,524)	–	(1,524)
Share-based payments	84	–	84
Tax on share-based payments	(2)	–	(2)
Net buyback of own shares	(168)	–	(168)
Transfer to realised profit	–	–	–
At 31 March 2018	10,304	(393)	9,911